Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Detail) - Currency risk $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2022 $ / $
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	$ 246	$ 372
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	$ (246)	$ (372)
U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	0.05	0.05	0.05